Other reserves (Details) - GBP (£) £ in Millions		Jun. 30, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Reserves	[1]	£ 4,532	£ 5,383	[2]
Currency translation reserve [member]
Disclosure of reserves within equity [line items]
Reserves		3,392	3,054
Available for sale reserve [member]
Disclosure of reserves within equity [line items]
Reserves		0	364
Fair value through other comprehensive income reserve [member]
Disclosure of reserves within equity [line items]
Reserves		(228)	0
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Reserves		(252)	(179)
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Reserves		652	1,161
Other [member]
Disclosure of reserves within equity [line items]
Reserves		£ 968	£ 983

[1]	For notes to the Financial Statements see pages [xx] to [xx].
[2]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.